OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other liabilities [Abstract]
Schedule of Other Liabilities

	2022 £m	2021 £m
Settlement balances	1,125	541
Unitholders’ interest in consolidated Open-Ended Investment Companies[1]	10,413	12,080
Unallocated surplus within insurance businesses	248	308
Lease liabilities	1,317	1,475
Other creditors and accruals	5,987	5,543
Total other liabilities	19,090	19,947
1    Where a collective investment vehicle is consolidated, the interests of parties other than the Group are reported at fair value in other liabilities.